Income Taxes - Net Deferred Tax Assets Presented on Consolidated Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Current deferred tax assets	$ 275	$ 170
Current deferred tax liabilities	(9)	(19)
Long-term deferred tax assets	120	90
Long-term deferred tax liabilities	(200)	(141)
Net deferred tax assets	$ 186	$ 100